Property and equipment, net	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and equipment, net	Property and equipment, net
Property and equipment consist of the following:

	December 31,
	2020	2021

Computers and peripheral equipment	$3,114	$4,922
Office furniture and equipment	1,192	1,344
Electronic equipment	226	228
Leasehold improvements	4,058	4,434
Capitalized internal-use software costs	4,868	5,370
Total property and equipment	13,458	16,298
Less: accumulated depreciation and amortization	(7,368)	(9,942)
Total property and equipment, net	$6,090	$6,356

Depreciation and amortization expenses amounted to $1,841, $1,982 and $2,567 for the years ended December 31, 2019, 2020 and 2021, respectively.
In connection with the termination of its Israel office lease (see Note 16), the Company accelerated the depreciation of certain leasehold improvements, furniture, equipment and electronic equipment until the anticipated disposal date in May 2022. The total additional depreciation expenses amounted to $455 for the year ended December 31, 2021,